Loans to Related Parties - Schedule of Maturities of Long-term Debt (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
2021		$ 363,125
Total	$ 106,000	$ 363,125